Annual Total Returns - Income Fund (Class Z) [BarChart] - Class Z - Income Fund - Fund Shares	Dec. 01, 2021
Bar Chart Table:
2011	6.87%
2012	7.00%
2013	(0.18%)
2014	5.89%
2015	(1.11%)
2016	5.84%
2017	5.66%
2018	(1.37%)
2019	11.07%
2020	8.18%